Nature and extent of risks arising from financial instruments	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Nature and extent of risks arising from financial instruments

Note 27 Nature and extent of risks arising from financial instruments
We are exposed to credit, market and liquidity and funding risks as a result of holding financial instruments. Our risk measurement and objectives, policies and methodologies for managing these risks are disclosed in the shaded text along with those tables specifically marked with an asterisk (*) in the Credit risk, Market risk and Liquidity and funding risk sections of Management’s Discussion and Analysis. These shaded text and tables are an integral part of these Consolidated Financial Statements.
Concentrations of credit risk exist if a number of our counterparties are engaged in similar activities, are located in the same geographic region or have comparable economic characteristics such that their ability to meet contractual obligations would be similarly affected by changes in economic, political or other conditions.
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location.
The
amounts of credit exposure associated with certain of our
on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2025

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$895,328	66%	$315,466	23%	$92,304	7%	$56,119	4%	$1,359,217
Derivatives before master netting agreements (2), (3)	20,508	11%	70,345	39%	74,177	42%	15,323	8%	180,353
	$915,836	59%	$385,811	25%	$166,481	11%	$71,442	5%	$1,539,570
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$506,219	55%	$318,215	35%	$60,389	7%	$30,923	3%	$915,746
Other	86,735	41%	100,512	48%	18,665	9%	4,286	2%	210,198
	$592,954	53%	$418,727	37%	$79,054	7%	$35,209	3%	$1,125,944

	As at October 31, 2024

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$897,614	67%	$297,335	22%	$88,394	7%	$54,912	4%	$1,338,255
Derivatives before master netting agreements (2), (3)	21,555	14%	47,204	31%	71,198	46%	13,276	9%	153,233
	$919,169	61%	$344,539	23%	$159,592	11%	$68,188	5%	$1,491,488
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$487,142	57%	$282,907	34%	$51,516	6%	$27,615	3%	$849,180
Other	82,910	48%	67,322	39%	18,162	11%	3,145	2%	171,539
	$570,052	56%	$350,229	34%	$69,678	7%	$30,760	3%	$1,020,719

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed and Loans. The largest concentrations in Canada are Ontario at 54% (October 31, 2024 – 57%), Alberta, Saskatchewan and Manitoba at 15% (October 31, 2024 – 13%), British Columbia and the territories at 17% (October 31, 2024 – 16%) and Quebec at 10% (October 31, 2024 – 10%). No industry accounts for more than 20% (October 31, 2024 – 20%) of total on-balance
sheet credit instruments, with the exception of Banking, which accounted for 22% (October 31, 2024 – 24%), and Government, which accounted for 31% (October 31, 2024 – 28%). The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 43% and 57% of our total commitments (October 31, 2024 – 40% and 60%). The largest concentrations in the wholesale portfolio relate to Financial services at 17% (October 31, 2024 – 14%), Real estate and related at 12% (October 31, 2024 – 12%), Investments at 10% (October 31, 2024 – 10%), Utilities at 8% (October 31, 2024 – 10%), and Other services at 9% (October 31, 2024 – 7%). The classification of our sectors aligns with our view of credit risk by industry.